Schedule of Share Ownership (Details)	Jun. 30, 2026 shares
Nonconsolidated Investees, Other [Member]
Business Combination [Line Items]
Class B Units	100.00%
Boost Run [Member]
Business Combination [Line Items]
Combined share ownership, shares	61,428,674
Common Class A One [Member] | Sponsors And S P V [Member]
Business Combination [Line Items]
Combined share ownership, shares	4,628,674
Common Class A One [Member] | Sponsors And S P V [Member] | Nonconsolidated Investees, Other [Member]
Business Combination [Line Items]
Class B Units	8.00%
Common Class A One [Member] | Willow Lane Public Shareholders [Member]
Business Combination [Line Items]
Combined share ownership, shares	12,650,000
Common Class A One [Member] | Willow Lane Public Shareholders [Member] | Nonconsolidated Investees, Other [Member]
Business Combination [Line Items]
Class B Units	21.00%
Common Class B [Member] | Boost Run Holdings [Member]
Business Combination [Line Items]
Combined share ownership, shares	29,533,018
Common Class B [Member] | Boost Run Holdings [Member] | Nonconsolidated Investees, Other [Member]
Business Combination [Line Items]
Class B Units	48.00%
Common Class A [Member] | Boost Run Holdings One [Member]
Business Combination [Line Items]
Combined share ownership, shares	14,616,982
Common Class A [Member] | Boost Run Holdings One [Member] | Nonconsolidated Investees, Other [Member]
Business Combination [Line Items]
Class B Units	23.00%